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J. Neil McMurdie
Senior Counsel
(860) 580-2824
Fax: (860) 580-4897
neil.mcmurdie@us.ing.com

April 13, 2011

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention: Filing Desk

Re:	ING Life Insurance and Annuity Company and its Variable Annuity Account C
Post-Effective Amendment No. 2 to Registration Statement on Form N-4
Prospectus Title: Multiple Sponsored Retirement Options II
File Nos.: 333-167680 and 811-02513

Ladies and Gentlemen:

On behalf of ING Life Insurance and Annuity Company (the "Company") and its Variable Annuity
Account C (the "Separate Account") and under Rule 485(b) of the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), we are submitting for filing the above-referenced Post-Effective Amendment to a Registration
Statement on Form N-4 with respect to the respect to the Multiple Sponsored Retirement Options II
Variable Annuity Contracts (the "Contracts"). The Contracts are funded through the Company’s
Variable Annuity Account C (the "Separate Account").

The purpose of this filing is to:
·	Update financial information for the Company and the Account;
·	Update underlying funds information;
·	Make certain nonmaterial changes to the prospectus in order to clarify disclosure; and
·	Respond to the following comments received from Mr. Jeffrey Foor, Senior Counsel, Office of
Insurance Products, during a telephone conversation on April 8, 2011 in relation to our
February 11, 2011, Rule 485(a) filing of this Registration Statement:

COMMENT 1. Please add disclosure regarding the Loan Interest Rate Spread and the Loan
Initiation Fee to the “Fees” section of the prospectus.

	Windsor Site	ING North America Insurance Corporation
One Orange Way, C2N
Windsor, CT 06095-4774

RESPONSE TO COMMENT 1: In response to your comment we have added the following new disclosure to the “Fees” section immediately before the disclosures about “Redemption Fees”:

Loan Interest Rate Spread and Loan Initiation Fee.

For a discussion of the loan interest rate spread and the loan initiation fee, the fees and costs that may be associated with loans, please see “LOANS – Charges Associated with Loans.”

COMMENT 2. Please clarify whether the loan interest rate spread is assessed against all contracts.
Also, please state, if true, that contract holders might have a loan interest rate spread that is different than the 2.5% that is shown as the current loan interest rate spread. Finally, please clarify the relationship between the loan interest rate spread and the loan initiation fee.

RESPONSE TO COMMENT 2: In response to your first question, not all contracts will be subject to a loan interest rate spread. Contracts without a loan interest rate spread may be subject to a loan initiation fee instead. To better clarify the relationship between the loan interest rate spread and the loan initiation fee, we have revised the disclosures about each to read as follows (changes are marked):

Charges Associated with Loans. If you are eligible and take a loan from your account value, you may be subject to one of the following two charges associated with loans:
· Loan Interest. Interest will be charged and credited on loan amounts. The difference between the rate charged and the rate credited on the loans under your contract is called the loan interest rate spread. The loan interest rate spread for most contracts is currently
2.5%. For example, if the current interest rate charged on a loan is 6.0% and the loan interest rate spread is 2.5%, the amount of interest credited is 3.5%. The loan interest rate spread is retained by the Company. We reserve the right to apply a loan interest rate spread of between 0.0% and up to 3.0%; or
· Loan Initiation Fee. Loans under certain contracts that have a 0.0% loan interest rate spread may be subject to a loan initiation fee instead. This fee will not exceed $100 per loan. The loan initiation fee will be deducted from the vested individual account value during the first month of the loan period. We reserve the right to change the fees charged for loan initiation, but not to exceed $100 per loan.

For information about whether the loan interest rate spread or the loan initiation fee is applicable to you, please see your certificate/enrollment materials or the contract (held by the contract holder).

COMMENT 3. Please supplement the disclosures about the draftbook feature to describe how the beneficiary may request payment of the Death Benefit Proceeds by check rather than through the draftbook.

RESPONSE TO COMMENT 3: In response to your comment we have revised the disclosures about the retained asset account draftbook feature. The revised disclosures are included in the
“DEATH BENEFIT” and “THE INCOME PHASE” sections, and they each read as follows:

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing retained asset account that is backed by our general account. This account is not FDIC insured and can be accessed by the beneficiary through a draftbook feature. The beneficiary may access the entire death benefit proceeds at any time through the draftbook without penalty. Interest credited on this account may be less than you could earn if the lump-
sum payment was invested outside of the contract. Additionally, interest credited on this account may be less than under other settlement options available through the contract, and the Company seeks to earn a profit on this account.

At the time of death benefit election, the beneficiary may elect to receive the death benefit proceeds directly by check rather than through the retained asset account draftbook feature by notifying us at the address shown in the "Contract Overview - Questions: Contacting the
Company" section of this prospectus.

As counsel to the Registrant, I have reviewed the enclosed Post-Effective Amendment No. 2 which is being filed under Rule 485(b) of the 1933 Act. Pursuant to Rule 485(b)(4), I hereby represent that the enclosed Post-Effective Amendment No. 2 does not contain any disclosure which would render it ineligible to become effective under Rule 485(b)(1).

If you have any questions, please call the undersigned at 860-580-2824.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie